Derivatives - Hedging instrument impacted by Ibor reform (Details) number in Millions, $ in Millions	Jun. 30, 2022 USD ($)	Jun. 30, 2022	Dec. 31, 2021 USD ($)	Dec. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Notional	276,518		206,760
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional	237,907	237,907	162,921	162,921
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	137,238		90,560
Fair value hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional	137,234	137,234	90,556	90,556
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	112,823		90,295
Cash flow hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional	100,673	100,673	72,365	72,365
Impacted by Ibor reform | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		54,958		48,004
Impacted by Ibor reform | Fair value hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		27,458		31,318
Impacted by Ibor reform | Cash flow hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		27,500		16,686
Not impacted by Ibor reform | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		182,949		114,917
Not impacted by Ibor reform | Fair value hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		109,776		59,238
Not impacted by Ibor reform | Cash flow hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		73,173		55,679
€ | Impacted by Ibor reform | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		15,436		14,132
€ | Impacted by Ibor reform | Fair value hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		9,094		6,178
€ | Impacted by Ibor reform | Fair value hedges | Interest rate | Euro Interbank Offered Rate (EURIBOR)
Disclosure of detailed information about hedging instruments [line items]
Notional	9,094		6,178
€ | Impacted by Ibor reform | Cash flow hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		6,342		7,954
€ | Impacted by Ibor reform | Cash flow hedges | Interest rate | Euro Interbank Offered Rate (EURIBOR)
Disclosure of detailed information about hedging instruments [line items]
Notional	6,342		7,954
£ | Impacted by Ibor reform | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		0		0
£ | Impacted by Ibor reform | Fair value hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		0		0
£ | Impacted by Ibor reform | Cash flow hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		0		0
$ | Impacted by Ibor reform | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		8,003		18,625
$ | Impacted by Ibor reform | Fair value hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		7,903		18,525
$ | Impacted by Ibor reform | Cash flow hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		100		100
Other | Impacted by Ibor reform | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		31,519		15,247
Other | Impacted by Ibor reform | Fair value hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		10,461		6,615
Other | Impacted by Ibor reform | Cash flow hedges | Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional		21,058		8,632